Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Stockholders' Equity
Stockholders' Equity

10. Stockholders’ Equity

Common stock

The Company completed its IPO in which the Company issued and sold 12,650,000 shares of its common stock at a public offering price of $29.00 per share, including 1,650,000 shares sold upon the exercise of the underwriter’s option to purchase additional shares. After underwriter discounts and commissions and other offering costs, net proceeds from the IPO were approximately $335.6 million. Offering cost of approximately $3.5 million were recognized as a component of general and administrative expense for the year ended December 31, 2019.

In connection with the IPO, the Company’s outstanding convertible preferred stock converted into shares of common stock (See Note 9) on July 2, 2020. Upon conversion of the convertible preferred stock, the Company reclassified the carrying value of the preferred stock to common stock and additional paid in capital.

Upon closing of the IPO, the Company filed an amended and restated certificate of incorporation on July 7, 2020 with the Secretary of State of the State of Delaware to authorize the issuance of up to 200,000,000 shares of common stock, par value $0.00001 per share, and 10,000,000 shares of undesignated preferred stock, par value $0.00001 per share.

As of September 30, 2020 and December 31, 2019, the Company was authorized to issue 200,000,000 and 52,000,000 shares of par value $0.00001 per share common stock, respectively. The voting, dividend and liquidation rights of the holders of the Company’s common stock is subject to and qualified by the rights, powers and preferences of the holders of the preferred stock.

On February 18, 2020, the Company made a contribution of 500,000 newly issued shares of common stock to a related party, the Lemonade Foundation (see Note 14).

Undesignated Preferred Stock

As of September 30, 2020, the Company’s certificate of incorporation, as amended and restated, authorized the Company to issue up to 10,000,000 shares of undesignated preferred stock, par value $0.00001 per share. As of September 30, 2020, there were no shares of undesignated preferred stock issued or outstanding.

15. Stockholders’ Equity

Common stock

As of December 31, 2018 and 2019, the Company was authorized to issue 42,000,000 shares and 52,000,000 shares, respectively, of par value $0.00001 per share common stock. The voting, dividend and liquidation rights of the holders of the Company’s common stock is subject to and qualified by the rights, powers and preferences of the holders of the preferred stock as set forth above.

Common stock confers upon its holders the following rights:

(i.)	The right to participate and vote in the Company’s general meetings, whether regular or extraordinary. Each share will entitle its holder, when attending and participating in the voting in person or via agent or letter, to one vote;
(ii.)	The right to a share in the distribution of dividends, whether in cash or in the form of bonus stock, the distribution of assets or any other distribution pro rata to the par value of the stock held by them;
(iii.)	The right to a share in the distribution of the Company’s excess assets upon liquidation pro rata to the par value of the stock held by them.

Statutory dividend restrictions

The payment of dividends by LIC is restricted by state insurance regulations. Under New York insurance law, LIC may pay cash dividends only out of its statutory earned surplus. Generally, the maximum amount of dividends that LIC may pay without regulatory approval in any twelve-month period is the lesser of adjusted net investment income or 10% of statutory policyholders’ surplus as of the end of the most recently reported quarter unless the NYS Department of Financial Services, upon prior application, approves a greater dividend distribution. Adjusted net investment income is defined for this purpose to include net investment income for the thirty-six months immediately preceding the declaration or distribution of the current dividend less any dividends declared or distributed during the period commencing thirty-six months prior to the declaration or distribution of the current dividend and ending twelve months prior thereto. As of December 31, 2018 and 2019, LIC was not eligible to make dividend payments.